Sun Life Assurance Company of Canada (U.S.) Letterhead

April 27, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Sun Life of New York Variable Account C ("Registrant")
Sun Life Insurance and Annuity Company of New York ("Sun Life (N.Y.)") ("Depositor")
Post-Effective Amendment No. 18 to the Registration Statement on Form N-4
(File Nos. 811-04440 and 333-99907)

Commissioners:

      Conveyed herewith for filing pursuant to the Securities Act of 1933 (the “Act”) and the Investment Company Act of 1940 is Post-Effective Amendment No. 18 (the “Amendment”) to the above-captioned Registration Statement.  The purpose of the Amendment is to respond to comments made by the SEC staff on Post-Effective Amendment No. 17, filed with the Securities and Exchange Commission on February 27, 2009.

      The staff’s oral comments of April 10, 2009, are listed below.  Following each comment is our response to that comment.

1.
On the first page of the prospectus, please use each fund’s exact name as registered on EDGAR, and please also indicate the available share class for each fund or provide a footnote stating that there is only one share class available.

Response:  Registrant has provided the fund names as registered on EDGAR.  The appropriate share classes or footnote have also been provided.

2.
On the second page of the prospectus, please include the disclosure required by Item I(a)(v)(C) of Form N-4 regarding the availability of the SEC’s public reference room, including the address and phone number.

Response:  Registrant has provided the suggested information.

3.	Under the caption “The Annuity Contract” under “PRODUCT HIGHLIGHTS,” please use the exact name of the contract name as registered on EDGAR.

Response: Registrant has revised the disclosure to refer to the contract as “Sun Life Financial Masters Extra NY.”

4.
Using the term “store” to refer to an “income storage benefit” is not adequate.  Under the caption “Optional Living Benefits” under “PRODUCT HIGHLIGHTS,” consider replacing the word “store” with a more descriptive plain English word.

Response:  Registrant has revised the description of Income On Demand II Escalator to read as follows:

Income ON Demand II Escalator offers an income storage benefit that provides guaranteed lifetime withdrawals, and allows you to accumulate the guaranteed lifetime benefits, rather than requiring you to take the annual payments or lose them. It also allows the opportunity to increase your annual payments at later ages.

5.	In footnote 8 to the Fee Table, please state the amount of living benefit charges prior to February 17, 2009. Please clarify whether there were any other charge differences.

Response: Registrant added the disclosure regarding the amount of the living benefit charges prior to February 17, 2009.  There are no other charge differences other than those identified in footnote 5.

6.
In footnote 12 to the Fee Table, please provide a cross reference to where in the prospectus there is a discussion of how we determine when “then-current market conditions might cause the issuer to “to increase the rate of the charge” for the living benefits.  What are these “then-current market conditions?”

Response: The cross reference was added directing the reader to sections were the term is discussed.

7.	Throughout the living benefit sections, please provide disclosure describing what terms and conditions apply to Contracts issued prior to February 17, 2009.

Response: Under the heading “OPTIONAL LIVING BENEFIT: RETIREMENT INCOME ESCALATOR II,” disclosure was changed at the beginning of the section and under the following sub-headings: “Determining your Annual Withdrawal Amount,” “How RIE II Works,” “Cost of RIE II,” “Step-Up Under RIE II,” and “Joint-Life Coverage.”

Under the heading “OPTIONAL LIVING BENEFIT: Income ON Demand II ESCALATOR,” disclosure was changed at the beginning of the section and under the following sub-headings: “Determining your Annual Income Amount,” “How IOD II Escalator Works,” “Cost of IOD II Escalator,” “Step-Up Under IOD II Escalator,” and “Joint-Life Coverage.”

Under the heading “OPTIONAL LIVING BENEFIT: RETIREMENT ASSET PROTECTOR,” disclosure was changed at the beginning of the section and under the sub-heading “Cost of Retirement Asset Protector.”

8.	Under the sub-heading “How Retirement Asset Protector Works,” please explain why the following calculation shows 40 quarter rather than just 4 quarters: (40 quarters x 0.1875% = 7.50%)

Response: Under this sub-heading, disclosure was added to explain that the rider matures in 10 years and this calculation shows the aggregate fee.
9.
Under the heading “DESIGNATED FUNDS,” please explain whether the 90/10 model has been closed to all new Contract or whether it is simply no longer deemed a Designated Fund for purposes of the living benefits.

Response: Under this heading, disclosure was added to explain that the 90/10 model has been closed to all new Contracts.

10.	Please include the prior version of the “Build Your Portfolio” chart that was available to Contracts issued prior to February 17, 2009.

Response: Because the differences between the current chart the prior version are very minor, disclosure was added in bold face print in the introduction to the current chart describing those differences.

11.
Changes have been made to the tax disclosure and other disclosure appearing in the appendices for the living benefit riders no longer being offered.  Please confirm whether these changes are substantive

Response: The changes to the tax disclosure and other disclosure appearing in the appendices are not substantive.

12.	In the appendices for the living benefit riders no longer being offered, please revise any language that states “if we are still offering this rider.”

Response:  Registrant has corrected the appendices for the living benefit riders no longer being offered.

13.	Please replace Exhibit 8(j) with a signed agreement or remove Exhibit 8(j).

Response:  Registrant removed Exhibit 8(j).

14.	Please provide a signed Opinion of Counsel.

Response:  Registrant has provided a signed Opinion of Counsel.

15.	Add disclosure describing what will happen when the MFS Strategic Value Portfolio closes.

Response:  In the Appendix F - Previously Available Investment Options, Registrant has footnoted the MFS Strategic Value Portfolio with the following language to clarify that the portfolio is still open automatic programs:

On June 22, 2009, the MFS Strategic Value Portfolio will be closed to all new Purchase Payments. However any automatic programs previously authorized by a Contract Owner, such as dollar-cost averaging, portfolio rebalancing, and asset allocation, into the MFS Strategic Value Portfolio will continue until June 29, 2009 when it is expected that the MFS Strategic Value Portfolio will merge with the MFS Value.

*     *     *     *     *     *

Acceleration Request and Representations

Registrant believes that the Amendment and this letter are responsive to Staff comments and, therefore, Depositor and its principal underwriter, Clarendon Insurance Agency, Inc., intend to make an oral request for acceleration of the effective date of the Amendment to May 1, 2009.  The Depositor and its principal underwriter are aware of their obligations under the 1933 Act.  Specifically, the Depositor acknowledges and represents that

●
the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Depositor or the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing;

●
should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to any aspect of the filing, including the request for acceleration cited above; and

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neither the Depositor nor  the Registrant may assert this action to accelerate as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

In addition, the Depositor acknowledges and represents that

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the Depositor and the Registrant are fully responsible for the adequacy and accuracy of the disclosure in the filing, regardless of any comments made by the Staff of the Commission with respect to the disclosure or any changes in the disclosure in response to the Staff’s comments;

●
any comments made by the Staff of the Commission with respect to the disclosure in the filing, or any changes in the disclosure in response to the Staff’s comments, do not foreclose the Commission from taking any action with respect to any aspect of the filing; and

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neither the Depositor nor the Registrant may assert, as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States, any comments made by the Staff of the Commission with respect to the disclosure in the filing or any changes in the disclosure in response to the Staff’s comments.

Please direct all questions and comments to the undersigned at (781) 263-6402 or to Thomas C. Lauerman, Esquire, of Jorden Burt LLP at (202) 965-8156.

Respectfully yours,

/s/ Sandra M. DaDalt

Sandra M. DaDalt
Assistant Vice President & Senior Counsel

cc:	Thomas C. Lauerman, Esquire
Rebecca A. Marquigny, Esquire